Other Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2017
Amortization for the year	$ 1,980	$ 1,408
Carrying Amount [Abstract]
Carrying amount	10,778	2,899	$ 3,781
Technology
Carrying Amount [Abstract]
Carrying amount	6,982	2,133	3,118
Software
Carrying Amount [Abstract]
Carrying amount	1,177	720	611
Others
Carrying Amount [Abstract]
Carrying amount	2,619	46	$ 52
Accumulated depreciation and amortisation [member]
Opening Balance	8,358	9,581
Amortization for the year	1,980	1,408
Transfer from property, plant and equipment	7
Disposals	0	(2,640)
Effect of exchange rate changes	(8)	9
Ending Balance	10,337	8,358
Accumulated depreciation and amortisation [member] | Technology
Opening Balance	4,756	3,771
Amortization for the year	1,433	985
Transfer from property, plant and equipment	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	6,189	4,756
Accumulated depreciation and amortisation [member] | Software
Opening Balance	3,548	5,762
Amortization for the year	469	417
Transfer from property, plant and equipment	7
Disposals	0	(2,640)
Effect of exchange rate changes	(7)	9
Ending Balance	4,017	3,548
Accumulated depreciation and amortisation [member] | Others
Opening Balance	54	48
Amortization for the year	78	6
Transfer from property, plant and equipment	0
Disposals	0	0
Effect of exchange rate changes	(1)	0
Ending Balance	131	54
Gross carrying amount [member]
Opening Balance	11,257	13,362
Acquisitions through business combinations	8,945
Additions	925	526
Transfer from property, plant and equipment	9
Disposals	0	(2,640)
Effect of exchange rate changes	(21)	9
Ending Balance	21,115	11,257
Gross carrying amount [member] | Technology
Opening Balance	6,889	6,889
Acquisitions through business combinations	6,282
Additions	0	0
Transfer from property, plant and equipment	0
Disposals	0	0
Effect of exchange rate changes	0	0
Ending Balance	13,171	6,889
Gross carrying amount [member] | Software
Opening Balance	4,268	6,373
Acquisitions through business combinations	0
Additions	925	526
Transfer from property, plant and equipment	9
Disposals	0	(2,640)
Effect of exchange rate changes	(8)	9
Ending Balance	5,194	4,268
Gross carrying amount [member] | Others
Opening Balance	100	100
Acquisitions through business combinations	2,663
Additions	0	0
Transfer from property, plant and equipment	0
Disposals	0	0
Effect of exchange rate changes	(13)	0
Ending Balance	$ 2,750	$ 100